Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 194,779	$ 652,395
Prepaid expenses	22,450
Total Current Assets	217,229	652,395
Investments held in Trust Account	5,417,489	7,921,818
Total Assets	5,634,718	8,574,213
Current Liabilities
Accounts payable and accrued expenses	866,828	1,256,576
Franchise tax payable	36,421	43,600
Income tax payable	148,939	450,960
Excise tax payable	1,279,513	1,121,204
Promissory notes – related party	1,137,000	1,660,000
Promissory note – DRIVEiT (target company)	1,100,000
Total Current Liabilities	4,568,701	4,532,340
Deferred underwriting fee payable	4,025,000	4,025,000
Total Liabilities	8,593,701	8,557,340
Commitments and Contingencies (Note 6)
Common stock subject to possible redemption, 464,105 shares and 726,336 shares at redemption value of $11.67 and $10.91 per share as of December 31, 2024 and 2023, respectively	5,417,489	7,921,818
Stockholders’ Deficit
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,218,499 shares issued and outstanding (excluding 464,105 shares and 726,336 shares subject to possible redemption as of December 31, 2024 and 2023, respectively)	321	321
Accumulated deficit	(8,376,793)	(7,905,266)
Total Stockholders’ Deficit	(8,376,472)	(7,904,945)
Total Liabilities, Redeemable Common Stock, and Stockholders’ Deficit	$ 5,634,718	$ 8,574,213